Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,850,000.00
Previously Paid Amount	0.00
Total Fee Amount	255.49
Total Offset Amount	0.00
Net Fee	255.49
Narrative - Max Aggregate Offering Price	$ 1,850,000.00
Final Prospectus	true